Convertible Preferred Shares (Details)			1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2014 Convertible Preferred Stock	Mar. 31, 2011 Series A Preferred Shares Gobi USD ($)	Mar. 31, 2011 Series A Preferred Shares Gobi CNY	Aug. 31, 2008 Series A Preferred Shares Gobi USD ($)	Aug. 31, 2008 Series A Preferred Shares Gobi CNY	Dec. 31, 2009 Series B Preferred Shares DCM and Gobi USD ($)	Dec. 31, 2009 Series B Preferred Shares DCM and Gobi CNY	Mar. 31, 2011 Series C Preferred Shares Institutional investors USD ($) item	Mar. 31, 2011 Series C Preferred Shares Institutional investors CNY	Aug. 31, 2013 Series D Preferred Shares Esta USD ($)	Aug. 31, 2013 Series D Preferred Shares Esta CNY	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Gobi USD ($)	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Gobi CNY	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Series A Preferred Shares Gobi USD ($)	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Series A Preferred Shares Gobi CNY	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Series D Preferred Shares Gobi USD ($)	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Series D Preferred Shares Gobi CNY	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Series D Preferred Shares Esta USD ($)	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2011 Series D Preferred Shares Esta CNY	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013 Gobi	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013 Series A Preferred Shares Gobi
Aug. 31, 2013
Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013
Series D Preferred Shares
Gobi
DCM V, L.P., DCM Affiliates Fund V, L.P. and DCM Hybrid RMB Fund, L.P.
USD ($)
																								Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013 Series D Preferred Shares Gobi DCM V, L.P., DCM Affiliates Fund V, L.P. and DCM Hybrid RMB Fund, L.P. CNY	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013 Series D Preferred Shares Gobi DCM V, L.P.	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013 Series D Preferred Shares Gobi DCM Affiliates Fund V, L.P.	Aug. 31, 2013 Redesignation of Series A Preferred Shares to Series D Preferred Shares in 2013 Series D Preferred Shares Gobi DCM Hybrid RMB Fund, L.P.
Convertible Preferred Shares
Number of shares issued					20,000,000	20,000,000	21,564,115	21,564,115	25,782,056	25,782,056	18,142,893	18,142,893			2,864,673	2,864,673	15,278,220	15,278,220
Purchase price of shares issued (in dollars per share)					$ 0.10	0.68	$ 0.3478	2.37	$ 1.7454	11.45	$ 2.7559	16.99											$ 2.7559	16.99
Consideration received in cash on issuance of shares					$ 2,000,000	13,660,360	$ 7,500,000	51,211,500	$ 45,000,000	295,183,500	$ 50,000,000	308,328,500					$ 45,000,000	277,605,000					$ 10,000,000	61,666,000
Number of institutional investors									4	4
Conversion ratio for convertible preferred shares		1
Number of preferred shares repurchased			2,864,673	2,864,673
Number of shares repurchased																						3,628,579
Repurchase price (in dollars per share)			$ 1.7454	11.45
Aggregate repurchase price			5,000,000	32,809,002
Carrying value of shares	716,441,243			1,879,741
Redesignation ratio of shares													1	1
Price at which shares are redesignated															5,000,000	30,723,500
Consideration paid to the company on issuance of shares by shareholder, pursuant to certain transaction agreement																			5,000,000	30,723,500
Redesignation of Preferred Shares																					3,628,579
Value of redesignated preferred shares													$ 5,000,000	30,723,500
Number of shares transferred pursuant to certain transaction agreement																									1,297,765	31,666	2,299,148